Filed pursuant to Rule 497(a)

Registration No. 333-195748

Rule 482ad

[TEXT OF COMMUNICATION SENT VIA BLOOMBERG]

Guidance: Ares Capital Corporation 5-Year

Guidance: T+235 Area/5 year (+/- 5bps)

Issuer: Ares Capital Corporation (“ARCC”)

Format: SEC Registered - Senior Unsecured

Ratings: BBB/BBB (Stable/Pos)

Size: $300m

Maturity: 5-year (January 15, 2020)

Structure: 100% COC (See Red)

Active Bookrunners: BAML/JPM/WFS

Passive Bookrunners: BARC/DB/MIZ/MS/STRH

UOP: Repay outstanding indebtedness and general corporate purposes

Min Denoms: $2k x $1k

Optional Redemption: Make whole T+[  ] basis points and then par call one month prior to maturity

Settlement: T+3

Investors are advised to carefully consider the investment objective, risks, charges and expenses of Ares Capital before investing. The preliminary prospectus supplement dated November 18, 2014, together with an accompanying prospectus dated June 27, 2014, which have been filed with the Securities and Exchange Commission, contain this and other information about Ares Capital and should be read carefully before investing.

The information in the preliminary prospectus supplement and the accompanying prospectus, and in this announcement, is not complete and may be changed. The preliminary prospectus supplement, the accompanying prospectus and this announcement are not offers to sell any securities of Ares Capital and are not soliciting an offer to buy such securities in any jurisdiction where such offer and sale is not permitted.

A shelf registration statement relating to these securities is on file with and has been declared effective by the Securities and Exchange Commission. The offering may be made only by means of a preliminary prospectus supplement and an accompanying prospectus. Copies of the preliminary prospectus supplement (and accompanying prospectus) may be obtained from BofA Merrill Lynch, 222 Broadway, New York, NY 10038, Attn: Prospectus Department, or e-mail dg.prospectus_requests@baml.com; J.P. Morgan Securities LLC, c/o Broadridge Financial Solutions, 1155 Long Island Avenue, Edgewood, NY 11717, Attn: Prospectus Department, 866-803-9204; or Wells Fargo Securities, LLC, Attention: WFS Customer Service, 608 2nd Avenue, South Minneapolis, MN 55402, Attn: WFS Customer Service, or by calling (800) 645-3751, or by email: wfscustomerservice@wellsfargo.com.

ANY DISCLAIMERS OR OTHER NOTICES THAT MAY APPEAR AFTER THIS MESSAGE ARE NOT APPLICABLE TO THIS COMMUNICATION AND SHOULD BE DISREGARDED. SUCH DISCLAIMERS OR OTHER NOTICES WERE AUTOMATICALLY GENERATED AS A RESULT OF THIS COMMUNICATION BEING SENT VIA BLOOMBERG OR ANOTHER EMAIL SYSTEM.